1933 Act File No. 2-75366
                                   1940 Act File No. 811-3352

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.  ..................

   Post-Effective Amendment No. 25 ...............        X

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No. 21 ..............................        X

                           FEDERATED INCOME TRUST

             (Exact Name of Registrant as Specified in Charter)

       Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                       (Registrant's Telephone Number)

                         John W. McGonigle, Esquire,
                         Federated Investors Tower,
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on March 31, 1996 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

    filed the Notice required by that Rule on                   ; or
                                                         -------
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
  X during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.



                            CROSS-REFERENCE SHEET
     This Amendment to the Registration Statement of FEDERATED INCOME TRUST consists of one portfolio which is offered in two separate classes of shares known as (a) Institutional Shares and (b) Institutional Service Shares. A separate prospectus is being filed herewith for each class of shares, and one combined statement of additional information is being filed herewith for both classes of shares.

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............Cover Page.
Item 2.   Synopsis.................Summary of Fund Expenses.
Item 3.   Condensed Financial
          Information..............Financial Highlights;
          .........................Performance Information.
Item 4.   General Description of
          Registrant...............General Information; Investment
                                   Information; Investment Objective;
                                   Investment Policies;  Investment
                                   Limitations.
Item 5.   Management of the Fund...Trust Information; Management of the
                                   Trust; Distribution of  Institutional
                                   Shares/Institutional Service Shares; (b)
                                   Distribution Plan; (a) Shareholder
                                   Services; Administration of the Fund;

Item 6.   Capital Stock and Other
          Securities...............Dividends; Capital Gains; Shareholder
                                   Information; Voting Rights; Tax
                                   Information; Federal Income Tax; State and
                                   Local Taxes.
Item 7.   Purchase of Securities Being
          Offered..................Investing in the Institutional
                                   Shares/Institutional Service Shares; Share
                                   Purchases; Minimum Investment Required;
                                   What Shares Cost; Exchanging Securities
                                   for Institutional Shares/Institutional
                                   Service Shares; Certificates and
                                   Confirmations; Net Asset Value.
Item 8.   Redemption or Repurchase.Redeeming Institutional
                                   Shares/Institutional Service Shares;
                                   Telephone Redemption; Written Requests;
                                   Accounts With Low Balances.
Item 9.   Pending Legal Proceedings     None.



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.  Cover Page...............Cover Page.
Item 11.  Table of Contents........Table of Contents.
Item 12.  General Information and
          History..................General Information About the Trust.
Item 13.  Investment Objectives and
          Policies.................Investment Objective and Policies.
Item 14.  Management of the Fund...Trust Management; Trustees Compensation.
Item 15.  Control Persons and Principal
          Holders of Securities....Trust Ownership.
Item 16.  Investment Advisory and Other
          Services.................Investment Advisory Services; Other
                                   Advisory Services.
Item 17.  Brokerage Allocation.....Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............Not Applicable.
Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered   Purchasing Shares; Exchanging
                                   Securities for Trust Shares; Determining
                                   Net Asset Value; Redeeming Shares.
Item 20.  Tax Status...............Tax Status.
Item 21.  Underwriters.............Not applicable.
Item 22.  Calculation of Performance
          Data.....................Total Return; Yield; Performance
                                   Comparisons.
Item 23.  Financial Statements.....(Filed in Part A)




FEDERATED INCOME TRUST
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Federated Income Trust (the "Trust") offered by this prospectus represent interests in a diversified portfolio of securities. The Trust is a no-load, open-end, diversified management investment company (a mutual fund). The investment objective of the Trust is to provide current income. The Trust pursues this investment objective by investing in U.S. government securities. As of the date of this prospectus, it is anticipated that the Trust will invest primarily in securities of U.S. government agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation. Institutional Shares are sold at net asset value.

THE INSTITUTIONAL SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE INSTITUTIONAL SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated March 31, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1996

TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF TRUST EXPENSES                                                      1

------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                     2
------------------------------------------------------
GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       6
  Portfolio Turnover                                                           6

TRUST INFORMATION                                                              6
------------------------------------------------------

  Management of the Trust                                                      6
  Distribution of Institutional Shares                                         7
  Supplemental Payments to
     Financial Institutions                                                    8
  Administration of the Trust                                                  8

NET ASSET VALUE                                                                8
------------------------------------------------------

INVESTING IN INSTITUTIONAL SHARES                                              9
------------------------------------------------------

  Share Purchases                                                              9
  Minimum Investment Required                                                  9
  What Shares Cost                                                             9
  Exchanging Securities for Trust Shares                                      10


  Certificates and Confirmations                                              10

  Dividends                                                                   10
  Capital Gains                                                               10


REDEEMING INSTITUTIONAL SHARES                                                10

------------------------------------------------------


  Telephone Redemption                                                        10

  Written Requests                                                            11

  Accounts with Low Balances                                                  11


SHAREHOLDER INFORMATION                                                       12
------------------------------------------------------

  Voting Rights                                                               12

TAX INFORMATION                                                               12
------------------------------------------------------

  Federal Income Tax                                                          12

  State and Local Taxes                                                       12


PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       13

------------------------------------------------------


FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SERVICE SHARES                                                              14

------------------------------------------------------

FINANCIAL STATEMENTS                                                          15
------------------------------------------------------


INDEPENDENT AUDITORS' REPORT                                                  27

------------------------------------------------------


ADDRESSES                                                                     28

------------------------------------------------------




SUMMARY OF TRUST EXPENSES

--------------------------------------------------------------------------------


                                     INSTITUTIONAL SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).........     None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
  price)..............................................................................     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable).................................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)
Management Fee........................................................................    0.40%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.18%
     Shareholder Services Fee (after waiver)(1)..............................    0.03%
          Total Operating Expenses(2).................................................    0.58%



(1) The maximum shareholder services fee is 0.25%.


(2) The total operating expenses would have been 0.80% absent the voluntary waiver of a portion of the shareholder services fee.



     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period.............     $6        $19        $32        $ 73



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR

FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



FEDERATED INCOME TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Independent Auditors' Report on page 27.



                                                         YEAR ENDED JANUARY 31,
       ---------------------------------------------------------------------------------------------------------------------------
         1996        1995         1994         1993         1992        1991        1990         1989         1988         1987
       --------   ----------   ----------   ----------   ----------   --------   ----------   ----------   ----------   ----------
NET
ASSET
VALUE,
BEGINNING
OF
PERIOD      $9.70       $10.50       $10.73       $10.66       $10.42     $10.18       $10.05       $10.43       $10.74       $10.87
---
INCOME
  FROM
INVESTMENT
OPERATIONS
---
Net
investment
 income       0.67        0.70         0.77         0.80         0.89       0.93         0.94         0.95         0.99         1.03
---
Net
realized
 and
 unrealized
 gain
 (loss) on
 investments  0.69      (0.80)       (0.23)        0.07         0.24       0.24         0.13        (0.38)       (0.31)       (0.05)
---           ----       ----         ----         ----         ----       ----         ----         ----         ----         ----
 Total
 from
 investment
 operations   1.36      (0.10)        0.54         0.87         1.13       1.17         1.07         0.57         0.68         0.98
---           ----       ----         ----         ----         ----       ----         ----         ----         ----         ----
LESS
DISTRIBUTIONS
---
 Distributions
 from net
 investment
 income      (0.67)    (0.70)       (0.77)        (0.80)       (0.89)     (0.93)       (0.94)       (0.95)       (0.99)       (1.04)
---
 Distributions
 in excess of
net
investment
 income       0.00          --           --           --           --         --           --           --           --           --
---
 Distributions
 from net
 realized
 gain on
 investments     --         --           --           --           --         --           --           --           --       (0.07)
---            ----       ----         ----         ----         ----       ----         ----         ----         ----        ----
 Total
 distributions (0.67)    (0.70)        (0.77)      (0.80)       (0.89)     (0.93)      (0.94)       (0.95)       (0.99)       (1.11)
---             ----      ----          ----        ----         ----       ----        ----          ----        ----         ----
NET
ASSET
VALUE,
END OF
PERIOD        $10.39     $9.70        $10.50      $10.73       $10.66     $10.42       $10.18       $10.05       $10.43       $10.74
---             ----      ----          ----        ----         ----       ----         ----         ----         ----         ----
TOTAL
RETURN(A)     14.44%     (0.86)%       5.22%        8.51%       11.27%     12.01%       11.04%        5.75%       6.79%        9.52%
---
RATIOS
  TO
AVERAGE
NET
ASSETS
---
 Expenses     0.58%       0.56%       0.51%        0.51%        0.50%      0.50%        0.53%        0.52%        0.50%        0.54%
---
Net
investment
 income       6.67%       6.99%       7.28%        7.53%        8.41%      9.06%        9.23%        9.33%        9.49%        9.47%
---
 Expense
 waiver/
 reimbursement
 (b)          0.22%         --           --           --           --         --           --           --           --           --
---
SUPPLEMENTAL
 DATA
---
Net
assets,
 end of
 period
 (000
 omitted) $983,093   $1,119,976  $1,727,247   $1,548,858   $1,231,978   $892,255   $1,023,886   $1,196,585   $1,376,895   $1,169,155
---
 Portfolio
 turnover      184%        217%        178%         52%          51%        36%          45%          77%          92%         146%
---



(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Trust's performance is contained in the Trust's annual report for the fiscal year ended January 31, 1996, which can be obtained free of charge.



GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 17, 1981. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Trust, known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Trust.

Institutional Shares ("Shares") are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors. Shares are also made available to financial intermediaries, public, and private organizations. An investment in the Trust serves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income. The investment objective may not be changed without the approval of shareholders. The Trust pursues this investment objective by investing in U.S. government securities and certain collateralized mortgage obligations ("CMOs"). While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

As a matter of investment policy which may be changed without shareholder approval, the Trust will limit its investments to those that are permitted for purchase by federal savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision. Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the Trust reserves the right, without shareholder approval, to make such investments consistent with the Trust's investment objective, policies, and limitations. Further, should existing statutes or regulations change so as to cause any securities held by the Trust to become ineligible for purchase by federal savings associations, the Trust will dispose of those securities at times advantageous to the Trust.


As operated within the above limitation, the Trust may also serve as an appropriate vehicle for a national bank as an investment for its own account.


Except as otherwise noted, the investment policies and limitations described below cannot be changed without approval of shareholders.



ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Trust invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The securities in which the Trust may invest are limited to:

     - direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes, and bonds; and

     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities such as the: Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; National Credit Union Administration; Tennessee Valley Authority; and the Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instruments are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.

CMOS. CMOs are bonds issued by single-purpose stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry and may meet the Internal Revenue Code requirements to be classified as real estate mortgage investment conduits. Most of the CMOs in which the Trust would invest use the same basic structure:

     - Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities: The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

     - The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

     - The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond.) This process continues until all of the classes have been paid off.

Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Trust as income and the capital portion is reinvested. One or more of the classes may be adjustable rate.



The Trust will invest only in CMOs which are rated AAA by a nationally recognized rating agency, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

As a matter of investment practice, which can be changed without shareholder approval, the Trust will not invest more than 15% of its net assets in repurchase agreements providing for settlement in more than seven days after notice.

CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Some of the U.S. government securities in which the Trust will invest can represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages ("mortgage-backed securities"). Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in", mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase U.S. government obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more or less than the market value of the securities on the settlement date.



The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings. These limitations may not be changed without shareholder approval.

PORTFOLIO TURNOVER


The Trust does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. The turnover rates for the fiscal years ended January 31, 1996 and 1995 were 184% and 217%, respectively. Such high turnover rates may result in higher brokerage commissions and capital gains. See "Tax Information" in this prospectus.


TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Trust are made by Federated Management, the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Trust.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets. The Adviser has undertaken to reimburse the Trust for operating expenses in excess of limitations established by certain states.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

     Kathleen M. Foody-Malus has been the Trust's portfolio manager since April, 1990. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Trust's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.


     Edward J. Tiedge has been the Trust's portfolio manager since October 1995. Mr. Tiedge joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Trust's investment adviser since 1995. Mr. Tiedge served as Director of Investments at Duquesne Light Company from 1990 to 1993. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.


Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to .25 of 1% of the average daily net asset value of Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.
SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate, which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

                                                         AVERAGE AGGREGATE DAILY NET
         MAXIMUM ADMINISTRATIVE FEE                     ASSETS OF THE FEDERATED FUNDS
---------------------------------------------   ---------------------------------------------
                  .15 of 1%                               on the first $250 million
                  .125 of 1%                               on the next $250 million
                  .10 of 1%                               on the next $250 million
                  .075 of 1%                          on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the number of Shares outstanding. The net asset value for Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.



INVESTING IN INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE. To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Income Trust--Institutional Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Institutional Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL. To purchase Shares by mail, send a check made payable to Federated Income Trust-- Institutional Shares to Federated Shareholder Services Company, c/o State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank") into federal funds. This is generally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000 plus any non-affiliated bank or broker's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a non-affiliated financial intermediary may be charged an additional service fee by that financial intermediary.


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Trust are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.

Shares purchased by exchange of U.S. government securities cannot be redeemed by telephone for five business days to allow time for the transfer to settle.

CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Trust, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Capital gains realized by the Trust, if any, are distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SHARES
--------------------------------------------------------------------------------


The Trust redeems Shares at the net asset value next determined after the Trust receives the redemption request. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.


TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). Telephone redemption instructions may be recorded. The proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time, the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to the Trust. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name, his account number, and the share or dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. If share certificates have been issued, they must be sent unendorsed with the written request by registered or certified mail.


SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value.



Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares entitled to vote.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares. Because Institutional Service Shares are subject to a 12b-1 fee and shareholder services fee, the total return and yield for Institutional Shares, for the same period, will exceed that of Institutional Service Shares.

Institutional Shares are sold without any sales charge or other similar non-recurring charges.

From time to time, advertisements for the Trust may refer to ratings, rankings, and certain other information in certain financial publications and/or compare the performance of Institutional Shares to certain indices.
OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


Institutional Service Shares are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.


Institutional Service Shares are distributed pursuant to a 12b-1 Plan adopted by the Trust whereby the distributor is paid a fee of 0.25 of 1% of the Institutional Service Shares' average daily net assets. In addition, Institutional Service Shares pay a shareholder services fee of 0.25 of 1% of the Institutional Service Shares' average daily net assets.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Trust is sold.

The amount of dividends payable to Institutional Shares will exceed that of Institutional Service Shares by the difference between class expenses and distribution and shareholder service expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of shares.



FEDERATED INCOME TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Independent Auditors' Report, on page 27.



                                                              YEAR ENDED JANUARY 31,
                                                    -------------------------------------------
                                                     1996        1995        1994       1993(A)
                                                    ------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.70      $10.50      $10.73      $10.64
-------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------
  Net investment income                               0.65        0.68        0.75        0.51
-------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                         0.69       (0.80)      (0.23)       0.09
-------------------------------------------------   ------      ------      ------      -------
  Total from investment operations                    1.34       (0.12)       0.52        0.60
-------------------------------------------------   ------      ------      ------      -------
LESS DISTRIBUTIONS
-------------------------------------------------
  Distributions from net investment income           (0.65)      (0.68)      (0.75)      (0.51)
-------------------------------------------------   ------      ------      ------      -------
NET ASSET VALUE, END OF PERIOD                      $10.39      $ 9.70      $10.50      $10.73
-------------------------------------------------   ------      ------      ------      -------
TOTAL RETURN(B)                                      14.19%      (1.08)%      4.96%       4.80%
-------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------
  Expenses                                            0.80%       0.78%       0.76%       0.76%*
-------------------------------------------------
  Net investment income                               6.45%       6.75%       7.03%       7.16%*
-------------------------------------------------
  Expense waiver/reimbursement (c)                    0.25%       0.22%         --          --
-------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------
  Net assets, end of period (000 omitted)           $40,788     $40,428     $67,176     $53,981
-------------------------------------------------
  Portfolio turnover                                   184%        217%        178%         52%
-------------------------------------------------



 * Computed on an annualized basis.

(a) Reflects operations for the period from May 31, 1992 (effective date of Institutional Service Shares) to January 31, 1993.


(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Further information about the Trust's performance is contained in the Trust's annual report for the fiscal year ended January 31, 1996, which can be obtained free of charge.




FEDERATED INCOME TRUST
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                               VALUE
------------         ------------------------------------------------------------   --------------
LONG-TERM OBLIGATIONS--98.8%
---------------------------------------------------------------------------------
                 (A) FEDERAL HOME LOAN MORTGAGE CORP.--33.5%
                     ------------------------------------------------------------
$    154,286         11.50%, 12/1/2014                                              $      173,233
                     ------------------------------------------------------------
     643,164         11.00%, 5/1/2000                                                      687,773
                     ------------------------------------------------------------
     411,897         10.50%, 7/1/2000                                                      438,406
                     ------------------------------------------------------------
  18,044,682         9.50%, 11/1/2009-12/1/2022                                         19,363,222
                     ------------------------------------------------------------
   4,043,894         9.00%, 4/1/2009-2/1/2013                                            4,244,754
                     ------------------------------------------------------------
  67,601,853         8.00%, 4/1/2025-10/1/2025                                          70,114,614
                     ------------------------------------------------------------
  51,811,400         7.50%, 7/1/2025-11/1/2025                                          53,219,116
                     ------------------------------------------------------------
  52,129,517         7.00%, 8/1/2010                                                    53,301,910
                     ------------------------------------------------------------
  15,000,000     (b) 7.00%, 8/1/2010                                                    15,337,350
                     ------------------------------------------------------------
  50,000,000     (b) 7.00%, 2/1/2026                                                    50,561,500
                     ------------------------------------------------------------
   1,394,456         7.00%, 10/1/2007                                                    1,427,978
                     ------------------------------------------------------------
  48,506,802         6.50%, 8/1/2010-10/1/2010                                          48,945,789
                     ------------------------------------------------------------
  25,000,000         6.00%, 2/1/2011                                                    24,812,250
                     ------------------------------------------------------------   --------------
                     TOTAL                                                             342,627,895
                     ------------------------------------------------------------   --------------
                 (A) FEDERAL HOME LOAN MORTGAGE CORP. REMIC--7.9%
                     ------------------------------------------------------------
  10,000,000         7.00%, Series 1573PJ, 2/15/2023                                    10,230,000
                     ------------------------------------------------------------
  26,856,081         7.00%, Strip, 152B, Interest Only, 8/1/2023                         7,085,708
                     ------------------------------------------------------------
  10,000,000         6.80%, Series 1560-PK, 3/15/2023                                    9,876,900
                     ------------------------------------------------------------
  15,000,000         6.50%, Series 1522G, 3/15/2022                                     14,741,550
                     ------------------------------------------------------------
   8,500,000         6.50%, Series 1526K, 11/15/2021                                     8,352,440
                     ------------------------------------------------------------
  11,130,000         6.50%, Series 1638G, 9/15/2023                                     11,153,818
                     ------------------------------------------------------------
  26,660,697         6.06%, Series 1567-B, Inverse Floater, 8/15/2023                   19,920,540
                     ------------------------------------------------------------   --------------
                     TOTAL                                                              81,360,956
                     ------------------------------------------------------------   --------------





FEDERATED INCOME TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                               VALUE
------------         ------------------------------------------------------------   --------------
LONG-TERM OBLIGATIONS--CONTINUED
---------------------------------------------------------------------------------
                 (A) FEDERAL NATIONAL MORTGAGE ASSOCIATION--52.4%
                     ------------------------------------------------------------
$ 21,769,109         10.50%, 12/1/2019-4/1/2022                                     $   24,109,070
                     ------------------------------------------------------------
  40,000,000     (b) 10.00%, 2/1/2026                                                   44,012,000
                     ------------------------------------------------------------
  73,284,103         8.50%, 7/1/2024-2/1/2025                                           76,649,309
                     ------------------------------------------------------------
  48,051,395         8.00%, 11/1/2024                                                   49,822,569
                     ------------------------------------------------------------
 123,828,335         7.50%, 3/1/2010-2/1/2026                                          127,369,200
                     ------------------------------------------------------------
 151,337,225         7.00%, 10/1/2010-2/1/2026                                         153,184,577
                     ------------------------------------------------------------
  49,171,022         6.50%, 6/1/2009-10/1/2010                                          49,554,556
                     ------------------------------------------------------------
  12,500,000         7.00%, 2/1/2026                                                    12,124,875
                     ------------------------------------------------------------   --------------
                     TOTAL                                                             536,826,156
                     ------------------------------------------------------------   --------------
                 (A) FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--5.0%
                     ------------------------------------------------------------
  18,000,000         7.00%, Series 1993-133J, 12/25/2022                                18,389,160
                     ------------------------------------------------------------
  16,400,000         7.00%, Series 1993-77K, 11/25/2022                                 16,751,124
                     ------------------------------------------------------------
  16,500,000         7.00%, Series 1993-89D, 6/25/2023                                  16,171,650
                     ------------------------------------------------------------   --------------
                     TOTAL                                                              51,311,934
                     ------------------------------------------------------------   --------------
                     TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $986,586,811)      1,012,126,941
                     ------------------------------------------------------------   --------------





FEDERATED INCOME TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                VALUE
------------        --------------------------------------------------------------   --------------
(C) REPURCHASE AGREEMENTS--20.3%
----------------------------------------------------------------------------------
$  2,570,000        BT Securities Corp., 5.93%, dated 1/31/1996, due 2/1/1996         $   2,570,000
                    --------------------------------------------------------------
  50,000,000   (d)  CS First Boston Corp., 5.55%, dated 1/24/1996, due 2/22/1996         50,000,000
                    --------------------------------------------------------------
  15,000,000   (d)  Goldman, Sachs & Co., 5.50%, dated 1/18/1996, due 2/15/1996          15,000,000
                    --------------------------------------------------------------
  15,000,000   (d)  Goldman, Sachs & Co., 5.52%, dated 1/16/1996, due 2/13/1996          15,000,000
                    --------------------------------------------------------------
 125,000,000   (d)  UBS Securities, Inc., 5.55%, dated 1/16/1996, due 2/13/1996         125,000,000
                    --------------------------------------------------------------   --------------
                    TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                     207,570,000
                    --------------------------------------------------------------   --------------
                    TOTAL INVESTMENTS (IDENTIFIED COST $1,194,156,811)(E)            $1,219,696,941
                    --------------------------------------------------------------   --------------



(a) Because of monthly principal payments, the average life of the Federal Home Loan Mortgage Corp. securities and Federal National Mortgage Association securities approximates 1-10 years.


(b) These securities are subject to dollar roll transactions.

(c) The repurchase agreements are fully collateralized by U.S. government obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in a joint account with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(e) The cost of investments for federal tax purposes amounts to $1,194,156,811. The net unrealized appreciation of investments on a federal tax basis amounts to $25,540,130 which is comprised of $26,289,815 appreciation and $749,685 depreciation at January 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($1,023,880,937) at January 31, 1996.

The following acronym(s) are used throughout this portfolio:

REMIC--Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)



FEDERATED INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Investments in repurchase agreements                             $  207,570,000
--------------------------------------------------------------
Investments in securities                                         1,012,126,941
--------------------------------------------------------------   --------------
Total investments in securities, at value
(identified cost and tax cost $1,194,156,811)                                      $1,219,696,941
-------------------------------------------------------------------------------
Income receivable                                                                       5,553,196
-------------------------------------------------------------------------------
Receivable for investments sold                                                       150,501,812
-------------------------------------------------------------------------------
Receivable for shares sold                                                              2,035,465
-------------------------------------------------------------------------------    --------------
     Total assets                                                                   1,377,787,414
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for investments purchased                                   138,375,130
--------------------------------------------------------------
Payable for shares redeemed                                           1,628,151
--------------------------------------------------------------
Income distribution payable                                           4,210,051
--------------------------------------------------------------
Payable to Bank                                                         593,325
--------------------------------------------------------------
Payable for dollar roll transactions                                209,001,742
--------------------------------------------------------------
Accrued expenses                                                         98,078
--------------------------------------------------------------   --------------
     Total liabilities                                                                353,906,477
-------------------------------------------------------------------------------    --------------
NET ASSETS for 98,592,367 shares outstanding                                       $1,023,880,937
-------------------------------------------------------------------------------    --------------
NET ASSETS CONSISTS OF:
-------------------------------------------------------------------------------
Paid in capital                                                                    $1,143,083,754
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                                             25,540,130
-------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (144,656,392)
-------------------------------------------------------------------------------
Distributions in excess of net investment income                                          (86,555)
-------------------------------------------------------------------------------    --------------
     Total Net Assets                                                              $1,023,880,937
-------------------------------------------------------------------------------    --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
($983,093,084 / 94,664,706 shares outstanding)                                             $10.39
-------------------------------------------------------------------------------    --------------
INSTITUTIONAL SERVICE SHARES:
($40,787,853 / 3,927,661 shares outstanding)                                               $10.39
-------------------------------------------------------------------------------    --------------


(See Notes which are an integral part of the Financial Statements)



FEDERATED INCOME TRUST

STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------
Interest (net of dollar roll expense of $10,345,585)                                            $ 79,345,137
-----------------------------------------------------------------------------
EXPENSES--
-----------------------------------------------------------------------------
Investment advisory fee                                                          $ 4,380,678
-----------------------------------------------------------------------------
Administrative personnel and services fee                                            828,876
-----------------------------------------------------------------------------
Custodian fees                                                                       176,741
-----------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                             221,874
-----------------------------------------------------------------------------
Directors'/Trustees' fees                                                             24,139
-----------------------------------------------------------------------------
Auditing fees                                                                         19,597
-----------------------------------------------------------------------------
Legal fees                                                                            14,004
-----------------------------------------------------------------------------
Portfolio accounting fees                                                            144,108
-----------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                              109,203
-----------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                     2,628,721
-----------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                               109,203
-----------------------------------------------------------------------------
Share registration costs                                                              29,122
-----------------------------------------------------------------------------
Printing and postage                                                                  26,390
-----------------------------------------------------------------------------
Insurance premiums                                                                    17,084
-----------------------------------------------------------------------------
Taxes                                                                                 69,361
-----------------------------------------------------------------------------
Miscellaneous                                                                         21,525
-----------------------------------------------------------------------------    -----------
    Total expenses                                                                 8,820,626
-----------------------------------------------------------------------------
Waivers--
-----------------------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service
    Shares                                                        $  (101,882)
---------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares         (2,313,263)
---------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service
    Shares                                                             (7,310)
---------------------------------------------------------------   -----------
    Total waivers                                                                 (2,422,455)
-----------------------------------------------------------------------------    -----------
         Net expenses                                                                              6,398,171
--------------------------------------------------------------------------------------------    ------------
             Net investment income                                                                72,946,966
--------------------------------------------------------------------------------------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------
Net realized gain on investments                                                                  15,870,867
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                              60,251,612
--------------------------------------------------------------------------------------------    ------------
    Net realized and unrealized gain on investments                                               76,122,479
--------------------------------------------------------------------------------------------    ------------
         Change in net assets resulting from operations                                         $149,069,445
--------------------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)



FEDERATED INCOME TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                      YEAR ENDED JANUARY 31,
                                                                 --------------------------------
                                                                      1996              1995
                                                                 --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                            $   72,946,966    $  101,091,909
--------------------------------------------------------------
Net realized gain (loss) on investments ($2,326,436 net gain, and $99,607,019 net loss, respectively, as computed for
federal tax purposes)                                                15,870,867       (95,924,544)
--------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 60,251,612       (31,137,636)
--------------------------------------------------------------   --------------    --------------
     Change in net assets resulting from operations                 149,069,445       (25,970,271)
--------------------------------------------------------------   --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income:
--------------------------------------------------------------
  Institutional Shares                                              (70,138,212)      (97,779,181)
--------------------------------------------------------------
  Institutional Service Shares                                       (2,808,754)       (3,389,985)
--------------------------------------------------------------
Distributions in excess of net investment income:
--------------------------------------------------------------
  Institutional Shares                                                  (86,555)               --
--------------------------------------------------------------   --------------    --------------
     Change in net assets resulting from distributions to
     shareholders                                                   (73,033,521)     (101,169,166)
--------------------------------------------------------------   --------------    --------------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                        149,627,416       262,132,109
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
declared                                                             17,688,726        21,662,288
--------------------------------------------------------------
Cost of shares redeemed                                            (379,876,015)     (790,673,872)
--------------------------------------------------------------   --------------    --------------
     Change in net assets resulting from share transactions        (212,559,873)     (506,879,475)
--------------------------------------------------------------   --------------    --------------
          Change in net assets                                     (136,523,949)     (634,018,912)
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                               1,160,404,886     1,794,423,798
--------------------------------------------------------------   --------------    --------------
End of period                                                    $1,023,880,937    $1,160,404,886
--------------------------------------------------------------   --------------    --------------



(See Notes which are an integral part of the Financial Statements)



FEDERATED INCOME TRUST

STATEMENT OF CASH FLOWS
YEAR ENDED JANUARY 31, 1996
--------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES:
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $ 149,069,445
-----------------------------------------------------------------------------
  ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM OPERATIONS TO CASH
  PROVIDED BY OPERATING ACTIVITIES:
-----------------------------------------------------------------------------
  Net decrease in investments (including $60,251,612 increase in unrealized
  appreciation)                                                                    68,486,793
-----------------------------------------------------------------------------
  Decrease in income receivable                                                     3,657,670
-----------------------------------------------------------------------------
  Increase in receivable for investments sold                                     (57,981,762)
-----------------------------------------------------------------------------
  Increase in payable for investments purchased                                    92,156,902
-----------------------------------------------------------------------------
  Decrease in accrued expenses                                                            (54)
-----------------------------------------------------------------------------
  Increase in payable to bank                                                         593,325
-----------------------------------------------------------------------------   -------------
     Cash provided by operating activities                                        255,982,319
-----------------------------------------------------------------------------   -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
-----------------------------------------------------------------------------
Net proceeds from the sale of shares                                              148,079,509
-----------------------------------------------------------------------------
Net cost of shares redeemed                                                      (381,450,916)
-----------------------------------------------------------------------------
Increase on payable for dollar roll transactions                                   34,106,627
-----------------------------------------------------------------------------
Distributions paid                                                                (56,719,931)
-----------------------------------------------------------------------------   -------------
     Cash used in financing activities                                           (255,984,711)
-----------------------------------------------------------------------------   -------------
Decrease in cash                                                                       (2,392)
-----------------------------------------------------------------------------   -------------
Cash at beginning of period                                                             2,392
-----------------------------------------------------------------------------   -------------
Cash at end of period                                                                      $0
-----------------------------------------------------------------------------   -------------



(See Notes which are an integral part of the Financial Statements)



FEDERATED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Trust is current income. The Trust offers two classes of shares; Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be stated at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily




FEDERATED INCOME TRUST
--------------------------------------------------------------------------------


     due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.



          INCREASE (DECREASE)
---------------------------------------
                        ACCUMULATED
PAID-IN CAPITAL      NET REALIZED LOSS
----------------     ------------------
 (12,071,672)           (12,071,672)




     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.


     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


     At January 31, 1996, the Trust, for federal tax purposes, had a capital loss carryforward of $144,721,046, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:



     EXPIRATION YEAR       EXPIRATION AMOUNT
    ------------------    --------------------
           1997               $26,760,646
           1998               $16,389,825
           1999               $ 1,962,842
           2003               $99,607,733



     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DOLLAR ROLL TRANSACTIONS--The Trust enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Trust may use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.

     STATEMENT OF CASH FLOWS--Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Trust's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the



FEDERATED INCOME TRUST
--------------------------------------------------------------------------------

     Trust's Statement of Assets and Liabilities which does not include any short-term investments at January 31, 1996.

     USE OF ESTIMATES--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                          YEAR ENDED JANUARY 31,
                                      --------------------------------------------------------------
                                                  1996                             1995
                                      -----------------------------    -----------------------------
                                        SHARES           AMOUNT          SHARES           AMOUNT
                                      -----------     -------------    -----------     -------------
-----------------------------------
INSTITUTIONAL SHARES
-----------------------------------
Shares sold                            13,342,322     $ 135,013,099     24,209,157     $ 243,458,344
-----------------------------------
Shares issued to shareholders in
payment of distributions declared       1,532,878        15,528,395      1,982,271        19,612,008
-----------------------------------
Shares redeemed                       (35,659,060)     (360,499,241)   (75,184,676)     (747,629,375)
-----------------------------------   -----------     -------------    -----------     -------------
  Net change resulting from
  Institutional Share transactions    (20,783,860)    $(209,957,747)   (48,993,248)    $(484,559,023)
-----------------------------------   -----------     -------------    -----------     -------------




FEDERATED INCOME TRUST
--------------------------------------------------------------------------------

                                                          YEAR ENDED JANUARY 31,
                                      --------------------------------------------------------------
                                                  1996                             1995
                                      -----------------------------    -----------------------------
                                        SHARES           AMOUNT          SHARES           AMOUNT
                                      -----------     -------------    -----------     -------------
-----------------------------------
INSTITUTIONAL SERVICE SHARES
-----------------------------------
Shares sold                             1,456,002     $  14,614,317      1,862,669     $  18,673,765
-----------------------------------
Shares issued to shareholders in
payment of distributions declared         213,112         2,160,331        207,419         2,050,280
-----------------------------------
Shares redeemed                        (1,908,899)      (19,376,774)    (4,297,801)      (43,044,497)
-----------------------------------   -----------     -------------    -----------     -------------
  Net change resulting from
  Institutional Service Share
  transactions                           (239,785)    $  (2,602,126)    (2,227,713)    $ (22,320,452)
-----------------------------------   -----------     -------------    -----------     -------------
     Net change resulting from
     share transactions               (21,023,645)    $(212,559,873)   (51,220,961)    $(506,879,475)
-----------------------------------   -----------     -------------    -----------     -------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets.


ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to .25 of 1% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of average net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain


FEDERATED INCOME TRUST
--------------------------------------------------------------------------------

shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--FServ through its registered transfer and dividend disbursing agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended January 31, 1996, were as follows:

-----------------------------------------------------------------------------
PURCHASES--                                                                     $1,976,177,426
-----------------------------------------------------------------------------   --------------
SALES--                                                                         $2,066,697,674
-----------------------------------------------------------------------------   --------------




INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of

FEDERATED INCOME TRUST:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Income Trust as of January 31, 1996, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the years ended January 31, 1996 and 1995, and the financial highlights (see pages 2 and 14 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of January 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Income Trust as of January 31, 1996, the results of its operations and its cash flows, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP

Pittsburgh, Pennsylvania

March 15, 1996




ADDRESSES
--------------------------------------------------------------------------------

Federated Income Trust
                Institutional Shares                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                        P.O. Box 8600
                Trust Company                                Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company       P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Auditors
                Deloitte & Touche LLP                        2500 One PPG Place
                                                             Pittsburgh, Pennsylvania 15222
------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            FEDERATED INCOME TRUST
                                            Institutional Shares
                                            PROSPECTUS

                                            An Open-End, Diversified
                                            Management Investment Company

                                            March 31, 1996

LOGO
FEDERATED SECURITIES CORP.
--------------------------------------------------------------------------------
Distributor


A Subsidiary of Federated Investors



Federated Investors Tower


Pittsburgh, PA 15222-3779

Cusip 314199100
8030102A-IS (3/96)





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEDERATED INCOME TRUST
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Federated Income Trust (the "Trust") offered by this prospectus represent interests in a diversified portfolio of securities. The Trust is a no-load, open-end management investment company (a mutual fund). The investment objective of the Trust is to provide current income. The Trust pursues this investment objective by investing in U.S. government securities. As of the date of this prospectus, it is anticipated that the Trust will invest primarily in securities of U.S. government agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation.

THE INSTITUTIONAL SERVICE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE INSTITUTIONAL SERVICE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated March 31, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1996

TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF TRUST EXPENSES                                                      1

------------------------------------------------------

FINANCIAL HIGHLIGHTS--

  INSTITUTIONAL SERVICE SHARES                                                 2

------------------------------------------------------
GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       6
  Portfolio Turnover                                                           6

TRUST INFORMATION                                                              6
------------------------------------------------------

  Management of the Trust                                                      6
  Distribution of Institutional Service Shares                                 7
  Supplemental Payments to
     Financial Institutions                                                    8
  Administration of the Trust                                                  8

NET ASSET VALUE                                                                9
------------------------------------------------------


INVESTING IN INSTITUTIONAL SERVICE SHARES                                      9

------------------------------------------------------

  Share Purchases                                                              9
  Exchange Privilege                                                           9
  Minimum Investment Required                                                 10
  What Shares Cost                                                            10
  Exchanging Securities for Trust Shares                                      10


  Certificates and Confirmations                                              10


  Dividends                                                                   10

  Capital Gains                                                               11


REDEEMING INSTITUTIONAL SERVICE SHARES                                        11

------------------------------------------------------

  Telephone Redemption                                                        11
  Written Requests                                                            11
  Accounts with Low Balances                                                  12

SHAREHOLDER INFORMATION                                                       12
------------------------------------------------------

  Voting Rights                                                               12


TAX INFORMATION                                                               13

------------------------------------------------------


  Federal Income Tax                                                          13

  State and Local Taxes                                                       13
PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------


FINANCIAL HIGHLIGHTS--


  INSTITUTIONAL SHARES                                                        15

------------------------------------------------------


FINANCIAL STATEMENTS                                                          16

------------------------------------------------------


INDEPENDENT AUDITORS' REPORT                                                  28

------------------------------------------------------


ADDRESSES                                                                     29

------------------------------------------------------




SUMMARY OF TRUST EXPENSES

--------------------------------------------------------------------------------


                                 INSTITUTIONAL SERVICE SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).........     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable).................................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)
Management Fee........................................................................    0.40%
12b-1 Fee (after waiver)(1)...........................................................    0.02%
Total Other Expenses..................................................................    0.38%
     Shareholder Services Fee (after waiver)(2)..............................    0.23%
          Total Operating Expenses(3).................................................    0.80%



(1) The maximum 12b-1 fee is 0.25%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.05% absent the voluntary waiver of portions of the 12b-1 fee and shareholder services fee.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.


     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Service Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period.............     $8        $26        $44        $ 99



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR

FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



FEDERATED INCOME TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Independent Auditors' Report, on page 28.



                                                              YEAR ENDED JANUARY 31,
                                                    -------------------------------------------
                                                     1996        1995        1994       1993(A)
                                                    ------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.70      $10.50      $10.73      $10.64
-------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------
  Net investment income                               0.65        0.68        0.75        0.51
-------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                         0.69       (0.80)      (0.23)       0.09
-------------------------------------------------   ------      ------      ------      -------
  Total from investment operations                    1.34       (0.12)       0.52        0.60
-------------------------------------------------   ------      ------      ------      -------
LESS DISTRIBUTIONS
-------------------------------------------------
  Distributions from net investment income           (0.65)      (0.68)      (0.75)      (0.51)
-------------------------------------------------   ------      ------      ------      -------
NET ASSET VALUE, END OF PERIOD                      $10.39      $ 9.70      $10.50      $10.73
-------------------------------------------------   ------      ------      ------      -------
TOTAL RETURN(B)                                      14.19%      (1.08)%      4.96%       4.80%
-------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------
  Expenses                                            0.80%       0.78%       0.76%       0.76%*
-------------------------------------------------
  Net investment income                               6.45%       6.75%       7.03%       7.16%*
-------------------------------------------------
  Expense waiver/reimbursement (c)                    0.25%       0.22%         --          --
-------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------
  Net assets, end of period (000 omitted)           $40,788     $40,428     $67,176     $53,981
-------------------------------------------------
  Portfolio turnover                                   184%        217%        178%         52%
-------------------------------------------------



 * Computed on an annualized basis.

(a) Reflects operations for the period from May 31, 1992 (effective date of Institutional Service Shares) to January 31, 1993.


(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Further information about the Trust's performance is contained in the Trust's annual report for the fiscal year ended January 31, 1996, which can be obtained free of charge.




GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 17, 1981. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Trust, known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Trust.


Institutional Service Shares ("Shares") are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.


Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income. The investment objective may not be changed without the approval of shareholders. The Trust pursues this investment objective by investing in U.S. government securities and certain collateralized mortgage obligations ("CMOs"). While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

As a matter of investment policy which may be changed without shareholder approval, the Trust will limit its investments to those that are permitted for purchase by federal savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision. Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the Trust reserves the right, without shareholder approval, to make such investments consistent with the Trust's investment objective, policies, and limitations. Further, should existing statutes or regulations change so as to cause any securities held by the Trust to become ineligible for purchase by federal savings associations, the Trust will dispose of those securities at times advantageous to the Trust.

As operated within the above limitation, the Trust may also serve as an appropriate vehicle for a national bank as an investment for its own account.

Except as otherwise noted, the investment policies and limitations described below cannot be changed without approval of shareholders.

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Trust invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The securities in which the Trust may invest are limited to:



     - direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes, and bonds; and

     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities such as the: Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; National Credit Union Administration; Tennessee Valley Authority; and the Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instruments are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.

CMOS. CMOs are bonds issued by single-purpose stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry and may meet the Internal Revenue Code requirements to be classified as real estate mortgage investment conduits. Most of the CMOs in which the Trust would invest use the same basic structure:

     - Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities: The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

     - The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

     - The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond.) This process continues until all of the classes have been paid off.

Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Trust as income and the capital portion is reinvested. One or more of the classes may be adjustable rate.


The Trust will invest only in CMOs which are rated AAA by a nationally recognized rating agency, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

As a matter of investment practice, which can be changed without shareholder approval, the Trust will not invest more than 15% of its net assets in repurchase agreements providing for settlement in more than seven days after notice.

CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Some of the U.S. government securities in which the Trust will invest can represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages ("mortgage-backed securities"). Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase U.S. government obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more or less than the market value of the securities on the settlement date.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.



INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings. These limitations may not be changed without shareholder approval.

PORTFOLIO TURNOVER


The Trust does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. The turnover rates for the fiscal years ended January 31, 1996 and 1995 were 184% and 217%, respectively. Such high turnover rates may result in higher brokerage commissions and capital gains. See "Tax Information" in this prospectus.


TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Trust are made by Federated Management, the Trust's investment adviser ("Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Trust.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets. The Adviser has undertaken to reimburse the Trust for operating expenses in excess of limitations established by certain states.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

     Kathleen M. Foody-Malus has been the Trust's portfolio manager since April, 1990. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Trust's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.


     Edward J. Tiedge has been the Trust's portfolio manager since October 1995. Mr. Tiedge joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Trust's investment adviser since 1995. Mr. Tiedge served as Director of Investments at Duquesne Light Company from 1990 to 1993. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.



Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.


DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the the Trust in an amount computed at an annual rate of up to .25 of 1% of the average daily net asset value of the Institutional Service Shares. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Trust makes no payments to the distributor except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Trust, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Plan.



In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Administrative Services provides these at an annual rate, which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds"), as specified below:

                                                         AVERAGE AGGREGATE DAILY NET
         MAXIMUM ADMINISTRATIVE FEE                     ASSETS OF THE FEDERATED FUNDS
---------------------------------------------   ---------------------------------------------
                 . 15 of 1%                               on the first $250 million
                 .125 of 1%                               on the next $250 million
                 . 10 of 1%                               on the next $250 million
                 .075 of 1%                          on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.




NET ASSET VALUE
--------------------------------------------------------------------------------

The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE. To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Income Trust--Institutional Service Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Institutional Service Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL. To purchase Shares by mail, send a check made payable to Federated Income Trust--Institutional Service Shares to Federated Shareholder Services Company, c/o State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank") into federal funds. This is generally the next business day after State Street Bank receives the check.

EXCHANGE PRIVILEGE

Financial institutions that maintain master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors may exchange their Shares for Institutional Shares of the Trust.



MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000 plus any non-affiliated bank or broker's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Trust are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.

Shares purchased by exchange of U.S. government securities cannot be redeemed for five business days to allow time for the transfer to settle.


CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Trust Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested in additional Shares unless cash payments are requested by contacting the Trust.
CAPITAL GAINS

Capital gains realized by the Trust, if any, are distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------


The Trust redeems Shares at the net asset value next determined after the Trust receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and can be made by telephone request or by written request.


TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). Telephone redemption instructions may be recorded. All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time, the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS


Shares may also be redeemed by sending a written request to the Trust. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name, his account number, and the share or dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. If share certificates have been issued, they must be sent unendorsed with the written request by registered or certified mail.


SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");



     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares entitled to vote.



TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares. Because Institutional Service Shares are subject to a 12b-1 fee and shareholder services fee, the total return and yield for Institutional Shares for the same period, will exceed that of Institutional Service Shares.

Institutional Service Shares are sold without any sales charge or other similar non-recurring charges.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Institutional Service Shares to certain indices.



OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

Institutional Shares are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity. Institutional Shares are sold at net asset value. Investments in Institutional Shares are subject to a minimum initial investment of $25,000.

Institutional Shares are distributed without a 12b-1 Plan. Institutional Shares pay a shareholder services fee of 0.25 of 1% of the Institutional Shares' average daily net assets.

Financial institutions and brokers providing sales and administrative services may receive different compensation depending upon which class of shares of the Trust is sold.

The amount of dividends payable to Institutional Shares will exceed that of Institutional Service Shares by the difference between class expenses and distribution and shareholder service expenses by shares of each respective class.

The stated advisory fee is the same for both classes of shares.
FEDERATED INCOME TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Independent Auditors' Report on page 28.



                                                         YEAR ENDED JANUARY 31,
       ---------------------------------------------------------------------------------------------------------------------------
         1996        1995         1994         1993         1992        1991        1990         1989         1988         1987
       --------   ----------   ----------   ----------   ----------   --------   ----------   ----------   ----------   ----------
NET
ASSET
VALUE,
BEGINNING
OF
PERIOD    $9.70       $10.50       $10.73       $10.66       $10.42     $10.18       $10.05       $10.43       $10.74       $10.87
---
INCOME
  FROM
INVESTMENT
OPERATIONS
---
Net
investment
 income     0.67        0.70         0.77         0.80         0.89       0.93         0.94         0.95         0.99         1.03
---
Net
realized
 and
 unrealized
 gain
 (loss) on
 investments     0.69      (0.80)      (0.23)       0.07       0.24       0.24         0.13        (0.38)       (0.31)       (0.05)
---              ----       ----        ----        ----       ----       ----         ----         ----         ----         ----
 Total
 from
 investment
 operations     1.36      (0.10)       0.54       0.87         1.13       1.17         1.07         0.57         0.68         0.98
---             ----       ----        ----       ----         ----       ----         ----         ----         ----         ----
LESS
DISTRIBUTIONS
---
 Distributions
 from net
 investment
 income        (0.67)     (0.70)      (0.77)     (0.80)       (0.89)     (0.93)       (0.94)       (0.95)       (0.99)       (1.04)
---
 Distributions
 in excess of
net
investment
 income         0.00        --          --         --           --         --           --           --           --           --
---
 Distributions
 from net
 realized
 gain on
 investments       --         --         --         --           --         --           --           --           --        (0.07)
---              ----       ----       ----       ----         ----       ----         ----         ----         ----         ----
 Total
 distributions  (0.67)     (0.70)     (0.77)     (0.80)       (0.89)     (0.93)      (0.94)        (0.95)       (0.99)       (1.11)
---              ----       ----       ----       ----         ----       ----         ----         ----         ----         ----
NET
ASSET
VALUE,
END OF
PERIOD         $10.39     $ 9.70     $10.50     $10.73       $10.66     $10.42      $10.18        $10.05       $10.43       $10.74
---              ----       ----       ----       ----         ----       ----        ----          ----         ----         ----
TOTAL
RETURN(A)      14.44%     (0.86)      5.22%       8.51%       11.27%     12.01%      11.04%         5.75%        6.79%        9.52%
---
RATIOS
  TO
AVERAGE
NET
ASSETS
---
 Expenses       0.58%     0.56%       0.51%        0.51%        0.50%      0.50%        0.53%        0.52%        0.50%        0.54%
---
Net
investment
 income         6.67%     6.99%       7.28%        7.53%        8.41%      9.06%        9.23%        9.33%        9.49%        9.47%
---
 Expense
 waiver/
 reimbursement
 (b)            0.22%       --           --           --           --         --           --           --           --           --
---
SUPPLEMENTAL
 DATA
---
Net
assets,
 end of
 period
 (000
 omitted)  $983,093  $1,119,976  $1,727,247   $1,548,858   $1,231,978   $892,255   $1,023,886   $1,196,585   $1,376,895   $1,169,155
---
 Portfolio
 turnover      184%        217%        178%         52%          51%        36%          45%          77%          92%         146%
---



(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Trust's performance is contained in the Trust's annual report for the fiscal year ended January 31, 1996, which can be obtained free of charge.



FEDERATED INCOME TRUST
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                               VALUE
------------         ------------------------------------------------------------   --------------
LONG-TERM OBLIGATIONS--98.8%
---------------------------------------------------------------------------------
                 (A) FEDERAL HOME LOAN MORTGAGE CORP.--33.5%
                     ------------------------------------------------------------
$    154,286         11.50%, 12/1/2014                                              $      173,233
                     ------------------------------------------------------------
     643,164         11.00%, 5/1/2000                                                      687,773
                     ------------------------------------------------------------
     411,897         10.50%, 7/1/2000                                                      438,406
                     ------------------------------------------------------------
  18,044,682         9.50%, 11/1/2009-12/1/2022                                         19,363,222
                     ------------------------------------------------------------
   4,043,894         9.00%, 4/1/2009-2/1/2013                                            4,244,754
                     ------------------------------------------------------------
  67,601,853         8.00%, 4/1/2025-10/1/2025                                          70,114,614
                     ------------------------------------------------------------
  51,811,400         7.50%, 7/1/2025-11/1/2025                                          53,219,116
                     ------------------------------------------------------------
  52,129,517         7.00%, 8/1/2010                                                    53,301,910
                     ------------------------------------------------------------
  15,000,000     (b) 7.00%, 8/1/2010                                                    15,337,350
                     ------------------------------------------------------------
  50,000,000     (b) 7.00%, 2/1/2026                                                    50,561,500
                     ------------------------------------------------------------
   1,394,456         7.00%, 10/1/2007                                                    1,427,978
                     ------------------------------------------------------------
  48,506,802         6.50%, 8/1/2010-10/1/2010                                          48,945,789
                     ------------------------------------------------------------
  25,000,000         6.00%, 2/1/2011                                                    24,812,250
                     ------------------------------------------------------------   --------------
                     TOTAL                                                             342,627,895
                     ------------------------------------------------------------   --------------
                 (A) FEDERAL HOME LOAN MORTGAGE CORP. REMIC--7.9%
                     ------------------------------------------------------------
  10,000,000         7.00%, Series 1573PJ, 2/15/2023                                    10,230,000
                     ------------------------------------------------------------
  26,856,081         7.00%, Strip, 152B, Interest Only, 8/1/2023                         7,085,708
                     ------------------------------------------------------------
  10,000,000         6.80%, Series 1560-PK, 3/15/2023                                    9,876,900
                     ------------------------------------------------------------
  15,000,000         6.50%, Series 1522G, 3/15/2022                                     14,741,550
                     ------------------------------------------------------------
   8,500,000         6.50%, Series 1526K, 11/15/2021                                     8,352,440
                     ------------------------------------------------------------
  11,130,000         6.50%, Series 1638G, 9/15/2023                                     11,153,818
                     ------------------------------------------------------------
  26,660,697         6.06%, Series 1567-B, Inverse Floater, 8/15/2023                   19,920,540
                     ------------------------------------------------------------   --------------
                     TOTAL                                                              81,360,956
                     ------------------------------------------------------------   --------------





FEDERATED INCOME TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                               VALUE
------------         ------------------------------------------------------------   --------------
LONG-TERM OBLIGATIONS--CONTINUED
---------------------------------------------------------------------------------
                 (A) FEDERAL NATIONAL MORTGAGE ASSOCIATION--52.4%
                     ------------------------------------------------------------
$ 21,769,109         10.50%, 12/1/2019-4/1/2022                                     $   24,109,070
                     ------------------------------------------------------------
  40,000,000     (b) 10.00%, 2/1/2026                                                   44,012,000
                     ------------------------------------------------------------
  73,284,103         8.50%, 7/1/2024-2/1/2025                                           76,649,309
                     ------------------------------------------------------------
  48,051,395         8.00%, 11/1/2024                                                   49,822,569
                     ------------------------------------------------------------
 123,828,335         7.50%, 3/1/2010-2/1/2026                                          127,369,200
                     ------------------------------------------------------------
 151,337,225         7.00%, 10/1/2010-2/1/2026                                         153,184,577
                     ------------------------------------------------------------
  49,171,022         6.50%, 6/1/2009-10/1/2010                                          49,554,556
                     ------------------------------------------------------------
  12,500,000         7.00%, 2/1/2026                                                    12,124,875
                     ------------------------------------------------------------   --------------
                     TOTAL                                                             536,826,156
                     ------------------------------------------------------------   --------------
                 (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--5.0%
                     ------------------------------------------------------------
  18,000,000         7.00%, Series 1993-133J, 12/25/2022                                18,389,160
                     ------------------------------------------------------------
  16,400,000         7.00%, Series 1993-77K, 11/25/2022                                 16,751,124
                     ------------------------------------------------------------
  16,500,000         7.00%, Series 1993-89D, 6/25/2023                                  16,171,650
                     ------------------------------------------------------------   --------------
                     TOTAL                                                              51,311,934
                     ------------------------------------------------------------   --------------
                     TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $986,586,811)      1,012,126,941
                     ------------------------------------------------------------   --------------





FEDERATED INCOME TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                VALUE
------------        --------------------------------------------------------------   --------------
(C) REPURCHASE AGREEMENTS--20.3%
----------------------------------------------------------------------------------
$  2,570,000        BT Securities Corp., 5.93%, dated 1/31/1996, due 2/1/1996         $   2,570,000
                    --------------------------------------------------------------
  50,000,000   (d)  CS First Boston Corp., 5.55%, dated 1/24/1996, due 2/22/1996         50,000,000
                    --------------------------------------------------------------
  15,000,000   (d)  Goldman, Sachs & Co., 5.50%, dated 1/18/1996, due 2/15/1996          15,000,000
                    --------------------------------------------------------------
  15,000,000   (d)  Goldman, Sachs & Co., 5.52%, dated 1/16/1996, due 2/13/1996          15,000,000
                    --------------------------------------------------------------
 125,000,000   (d)  UBS Securities, Inc., 5.55%, dated 1/16/1996, due 2/13/1996         125,000,000
                    --------------------------------------------------------------   --------------
                    TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                     207,570,000
                    --------------------------------------------------------------   --------------
                    TOTAL INVESTMENTS (IDENTIFIED COST $1,194,156,811)(E)            $1,219,696,941
                    --------------------------------------------------------------   --------------



(a) Because of monthly principal payments, the average life of the Federal Home Loan Mortgage Corp. securities and Federal National Mortgage Association securities approximates 1-10 years.



(b) These securities are subject to dollar roll transactions.


(c) The repurchase agreements are fully collateralized by U.S. government obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in a joint account with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(e) The cost of investments for federal tax purposes amounts to $1,194,156,811. The net unrealized appreciation of investments on a federal tax basis amounts to $25,540,130 which is comprised of $26,289,815 appreciation and $749,685 depreciation at January 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($1,023,880,937) at January 31, 1996.

The following acronym(s) are used throughout this portfolio:

REMIC--Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)



FEDERATED INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996
--------------------------------------------------------------------------------


ASSETS:
-------------------------------------------------------------------------------
Investments in repurchase agreements                             $  207,570,000
--------------------------------------------------------------
Investments in securities                                         1,012,126,941
--------------------------------------------------------------   --------------
Total investments in securities, at value
(identified cost and tax cost $1,194,156,811)                                      $1,219,696,941
-------------------------------------------------------------------------------
Income receivable                                                                       5,553,196
-------------------------------------------------------------------------------
Receivable for investments sold                                                       150,501,812
-------------------------------------------------------------------------------
Receivable for shares sold                                                              2,035,465
-------------------------------------------------------------------------------    --------------
     Total assets                                                                   1,377,787,414
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for investments purchased                                   138,375,130
--------------------------------------------------------------
Payable for shares redeemed                                           1,628,151
--------------------------------------------------------------
Income distribution payable                                           4,210,051
--------------------------------------------------------------
Payable to Bank                                                         593,325
--------------------------------------------------------------
Payable for dollar roll transactions                                209,001,742
--------------------------------------------------------------
Accrued expenses                                                         98,078
--------------------------------------------------------------   --------------
     Total liabilities                                                                353,906,477
-------------------------------------------------------------------------------    --------------
NET ASSETS for 98,592,367 shares outstanding                                       $1,023,880,937
-------------------------------------------------------------------------------    --------------
NET ASSETS CONSISTS OF:
-------------------------------------------------------------------------------
Paid in capital                                                                    $1,143,083,754
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                                             25,540,130
-------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (144,656,392)
-------------------------------------------------------------------------------
Distributions in excess of net investment income                                          (86,555)
-------------------------------------------------------------------------------    --------------
     Total Net Assets                                                              $1,023,880,937
-------------------------------------------------------------------------------    --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
($983,093,084 / 94,664,706 shares outstanding)                                             $10.39
-------------------------------------------------------------------------------    --------------
INSTITUTIONAL SERVICE SHARES:
($40,787,853 / 3,927,661 shares outstanding)                                               $10.39
-------------------------------------------------------------------------------    --------------



(See Notes which are an integral part of the Financial Statements)



FEDERATED INCOME TRUST

STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------
Interest (net of dollar roll expense of $10,345,585)                                            $ 79,345,137
-----------------------------------------------------------------------------
EXPENSES--
-----------------------------------------------------------------------------
Investment advisory fee                                                          $ 4,380,678
-----------------------------------------------------------------------------
Administrative personnel and services fee                                            828,876
-----------------------------------------------------------------------------
Custodian fees                                                                       176,741
-----------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                             221,874
-----------------------------------------------------------------------------
Directors'/Trustees' fees                                                             24,139
-----------------------------------------------------------------------------
Auditing fees                                                                         19,597
-----------------------------------------------------------------------------
Legal fees                                                                            14,004
-----------------------------------------------------------------------------
Portfolio accounting fees                                                            144,108
-----------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                              109,203
-----------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                     2,628,721
-----------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                               109,203
-----------------------------------------------------------------------------
Share registration costs                                                              29,122
-----------------------------------------------------------------------------
Printing and postage                                                                  26,390
-----------------------------------------------------------------------------
Insurance premiums                                                                    17,084
-----------------------------------------------------------------------------
Taxes                                                                                 69,361
-----------------------------------------------------------------------------
Miscellaneous                                                                         21,525
-----------------------------------------------------------------------------    -----------
    Total expenses                                                                 8,820,626
-----------------------------------------------------------------------------
Waivers--
-----------------------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service
    Shares                                                        $  (101,882)
---------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares         (2,313,263)
---------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service
    Shares                                                             (7,310)
---------------------------------------------------------------   -----------
    Total waivers                                                                 (2,422,455)
-----------------------------------------------------------------------------    -----------
         Net expenses                                                                              6,398,171
--------------------------------------------------------------------------------------------    ------------
             Net investment income                                                                72,946,966
--------------------------------------------------------------------------------------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------
Net realized gain on investments                                                                  15,870,867
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                              60,251,612
--------------------------------------------------------------------------------------------    ------------
    Net realized and unrealized gain on investments                                               76,122,479
--------------------------------------------------------------------------------------------    ------------
         Change in net assets resulting from operations                                         $149,069,445
--------------------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)



FEDERATED INCOME TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                      YEAR ENDED JANUARY 31,
                                                                 --------------------------------
                                                                      1996              1995
                                                                 --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                            $   72,946,966    $  101,091,909
--------------------------------------------------------------
Net realized gain (loss) on investments ($2,326,436, net gain and $99,607,019, net loss, respectively, as computed for
federal tax purposes)                                                15,870,867       (95,924,544)
--------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 60,251,612       (31,137,636)
--------------------------------------------------------------   --------------    --------------
     Change in net assets resulting from operations                 149,069,445       (25,970,271)
--------------------------------------------------------------   --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income:
--------------------------------------------------------------
  Institutional Shares                                              (70,138,212)      (97,779,181)
--------------------------------------------------------------
  Institutional Service Shares                                       (2,808,754)       (3,389,985)
--------------------------------------------------------------
Distributions in excess of net investment income:
--------------------------------------------------------------
  Institutional Shares                                                  (86,555)               --
--------------------------------------------------------------   --------------    --------------
     Change in net assets resulting from distributions to
     shareholders                                                   (73,033,521)     (101,169,166)
--------------------------------------------------------------   --------------    --------------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                        149,627,416       262,132,109
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
declared                                                             17,688,726        21,662,288
--------------------------------------------------------------
Cost of shares redeemed                                            (379,876,015)     (790,673,872)
--------------------------------------------------------------   --------------    --------------
     Change in net assets resulting from share transactions        (212,559,873)     (506,879,475)
--------------------------------------------------------------   --------------    --------------
          Change in net assets                                     (136,523,949)     (634,018,912)
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                               1,160,404,886     1,794,423,798
--------------------------------------------------------------   --------------    --------------
End of period                                                    $1,023,880,937    $1,160,404,886
--------------------------------------------------------------   --------------    --------------



(See Notes which are an integral part of the Financial Statements)



FEDERATED INCOME TRUST

STATEMENT OF CASH FLOWS
YEAR ENDED JANUARY 31, 1996
--------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES:
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $ 149,069,445
-----------------------------------------------------------------------------
  ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM OPERATIONS TO CASH
  PROVIDED BY OPERATING ACTIVITIES:
-----------------------------------------------------------------------------
  Net decrease in investments (including $60,251,612 increase in unrealized
  appreciation)                                                                    68,486,793
-----------------------------------------------------------------------------
  Decrease in income receivable                                                     3,657,670
-----------------------------------------------------------------------------
  Increase in receivable for investments sold                                     (57,981,762)
-----------------------------------------------------------------------------
  Increase in payable for investments purchased                                    92,156,902
-----------------------------------------------------------------------------
  Decrease in accrued expenses                                                            (54)
-----------------------------------------------------------------------------
  Increase in payable to bank                                                         593,325
-----------------------------------------------------------------------------   -------------
     Cash provided by operating activities                                        255,982,319
-----------------------------------------------------------------------------   -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
-----------------------------------------------------------------------------
Net proceeds from the sale of shares                                              148,079,509
-----------------------------------------------------------------------------
Net cost of shares redeemed                                                      (381,450,916)
-----------------------------------------------------------------------------
Increase on payable for dollar roll transactions                                   34,106,627
-----------------------------------------------------------------------------
Distributions paid                                                                (56,719,931)
-----------------------------------------------------------------------------   -------------
     Cash used in financing activities                                           (255,984,711)
-----------------------------------------------------------------------------   -------------
Decrease in cash                                                                       (2,392)
-----------------------------------------------------------------------------   -------------
Cash at beginning of period                                                             2,392
-----------------------------------------------------------------------------   -------------
Cash at end of period                                                                      $0
-----------------------------------------------------------------------------   -------------



(See Notes which are an integral part of the Financial Statements)



FEDERATED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Trust is current income. The Trust offers two classes of shares; Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be stated at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily




FEDERATED INCOME TRUST
--------------------------------------------------------------------------------


     due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.



           INCREASE (DECREASE)
------------------------------------------
                          ACCUMULATED
 PAID-IN CAPITAL       NET REALIZED LOSS
------------------    --------------------
   (12,071,672)           (12,071,672)




     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.


     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


     At January 31, 1996, the Trust, for federal tax purposes, had a capital loss carryforward of $144,721,046, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:



     EXPIRATION YEAR       EXPIRATION AMOUNT
    ------------------    --------------------
           1997               $26,760,646
           1998               $16,389,825
           1999               $ 1,962,842
           2003               $99,607,733



     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DOLLAR ROLL TRANSACTIONS--The Trust enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Trust may use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.

     STATEMENT OF CASH FLOWS--Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Trust's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the



FEDERATED INCOME TRUST
--------------------------------------------------------------------------------

     Trust's Statement of Assets and Liabilities which does not include any short-term investments at January 31, 1996.

     USE OF ESTIMATES--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                          YEAR ENDED JANUARY 31,
                                      --------------------------------------------------------------
                                                  1996                             1995
                                      -----------------------------    -----------------------------
                                        SHARES           AMOUNT          SHARES           AMOUNT
                                      -----------     -------------    -----------     -------------
-----------------------------------
INSTITUTIONAL SHARES
-----------------------------------
Shares sold                            13,342,322     $ 135,013,099     24,209,157     $ 243,458,344
-----------------------------------
Shares issued to shareholders in
payment of distributions declared       1,532,878        15,528,395      1,982,271        19,612,008
-----------------------------------
Shares redeemed                       (35,659,060)     (360,499,241)   (75,184,676)     (747,629,375)
-----------------------------------   -----------     -------------    -----------     -------------
  Net change resulting from
  Institutional Share transactions    (20,783,860)    $(209,957,747)   (48,993,248)    $(484,559,023)
-----------------------------------   -----------     -------------    -----------     -------------




FEDERATED INCOME TRUST
--------------------------------------------------------------------------------

                                                          YEAR ENDED JANUARY 31,
                                      --------------------------------------------------------------
                                                  1996                             1995
                                      -----------------------------    -----------------------------
                                        SHARES           AMOUNT          SHARES           AMOUNT
                                      -----------     -------------    -----------     -------------
-----------------------------------
INSTITUTIONAL SERVICE SHARES
-----------------------------------
Shares sold                             1,456,002     $  14,614,317      1,862,669     $  18,673,765
-----------------------------------
Shares issued to shareholders in
payment of distributions declared         213,112         2,160,331        207,419         2,050,280
-----------------------------------
Shares redeemed                        (1,908,899)      (19,376,774)    (4,297,801)      (43,044,497)
-----------------------------------   -----------     -------------    -----------     -------------
  Net change resulting from
  Institutional Service Share
  transactions                           (239,785)    $  (2,602,126)    (2,227,713)    $ (22,320,452)
-----------------------------------   -----------     -------------    -----------     -------------
     Net change resulting from
     share transactions               (21,023,645)    $(212,559,873)   (51,220,961)    $(506,879,475)
-----------------------------------   -----------     -------------    -----------     -------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets.


ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to .25 of 1% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of average net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain


FEDERATED INCOME TRUST
--------------------------------------------------------------------------------

shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--FServ through its registered transfer and dividend disbursing agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended January 31, 1996, were as follows:

-----------------------------------------------------------------------------
PURCHASES--                                                                     $1,976,177,426
-----------------------------------------------------------------------------   --------------
SALES--                                                                         $2,066,697,674
-----------------------------------------------------------------------------   --------------




INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of

FEDERATED INCOME TRUST:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Income Trust as of January 31, 1996, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the years ended January 31, 1996 and 1995, and the financial highlights (see pages 2 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of January 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Income Trust as of January 31, 1996, the results of its operations and its cash flows, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP

Pittsburgh, Pennsylvania

March 15, 1996




ADDRESSES
--------------------------------------------------------------------------------

Federated Income Trust
                Institutional Service Shares                 Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                        P.O. Box 8600
                Trust Company                                Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company       P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Auditors
                Deloitte & Touche LLP                        2500 One PPG Place
                                                             Pittsburgh, Pennsylvania 15222
------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            FEDERATED INCOME TRUST
                                            INSTITUTIONAL SERVICE SHARES
                                            PROSPECTUS

                                            An Open-End, Diversified
                                            Management Investment Company

                                            March 31, 1996

LOGO
FEDERATED SECURITIES CORP.
--------------------------------------------------------------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSIP 314199209
8030102A-SS (3/96)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                           FEDERATED INCOME TRUST
                            INSTITUTIONAL SHARES
                        INSTITUTIONAL SERVICE SHARES
                    STATEMENT OF ADDITIONAL INFORMATION
      The Institutional Shares and Institutional Service Shares of Federated Income Trust (the "Trust") represent interests in a diversified portfolio of securities. This Statement of Additional Information should be read with the respective prospectus for Institutional Shares and Institutional Service Shares dated March 31, 1996. This Statement is not a prospectus itself. You may request a copy of either prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.


   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                        Statement dated March 31, 1996


FEDERATED SECURITIES CORP.

Distributor
   A subsidiary of FederatedInvestors



GENERAL INFORMATION ABOUT THE TRUST     1

INVESTMENT OBJECTIVE AND POLICIES1

 Types of Investments            1
 When-Issued and Delayed Delivery
  Transactions                   1
 Repurchase Agreements           1
 Interest-Only and Principal-Only
  Investments                    1
 Portfolio Turnover              2
 Investment Limitations          2
FEDERATED INCOME TRUST MANAGEMENT3

 Trust Ownership                 8
 Trustees' Compensation          9
 Trustee Liability              10
INVESTMENT ADVISORY SERVICES    10

 Adviser to the Trust           10
 Advisory Fees                  10
 Other Advisory Services        10
BROKERAGE TRANSACTIONS          11

OTHER SERVICES                  11

 Trust Administration           11
 Custodian and Portfolio Recordkeeper   11
 Transfer Agent                 11
 Independent Public Auditors    11
PURCHASING SHARES               12


 Distribution Plan and Shareholder Services
                                12
 Conversion to Federal Funds    12
DETERMINING NET ASSET VALUE     13

REDEEMING SHARES                13

MASSACHUSETTS PARTNERSHIP LAW   13

EXCHANGING SECURITIES FOR TRUST SHARES  13

 Tax Consequences               14
TAX STATUS                      14

 The Trust's Tax Status         14
 Shareholders' Tax Status       14
TOTAL RETURN                    15

YIELD                           15

PERFORMANCE COMPARISONS         15

 Duration                       16
ABOUT FEDERATED INVESTORS       17


GENERAL INFORMATION ABOUT THE TRUST

Federated Income Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 17, 1981.
   Shares of the Trust are offered in two classes known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares"). This Statement of Additional Information relates to the above-mentioned Shares of the Trust.
INVESTMENT OBJECTIVE AND POLICIES

The Trust's investment objective is current income.
TYPES OF INVESTMENTS
The Trust invests only in U.S. government securities and certain collateralized mortgage obligations. This investment policy and the objective stated above cannot be changed without approval of shareholders. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
   The Trust requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees. INTEREST-ONLY AND PRINCIPAL-ONLY INVESTMENTS
Some of the securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBS (the interest-only or "IO" class). Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. The Fund's inability to fully recoup its investments in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated by an NRSRO. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities.
PORTFOLIO TURNOVER
The Trust conducts portfolio transactions to accomplish its investment objective as interest rates change, to invest new money obtained from selling its shares, and to meet redemption requests. The Trust may dispose of portfolio securities at any time if it appears that selling the securities will help the Trust achieve its investment objective.
   The Trust will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. During the fiscal years ended January 31, 1996 and 1995, the portfolio turnover rates were 184% and 217%, respectively.
INVESTMENT LIMITATIONS
The Trust will not change any of the investment limitations described below without approval of shareholders.
  SELLING SHORT AND BUYING ON MARGIN
     The Trust will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.
  BORROWING MONEY
     The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous.
     Interest paid on borrowed funds will not be available for investment. The Trust will liquidate any such borrowings as soon as possible and may not purchase any portfolio securities while any borrowings are outstanding.
  PLEDGING ASSETS
     The Trust will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.
  LENDING CASH OR SECURITIES
     The Trust will not lend any assets except portfolio securities. (This will not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Trust's investment objective and policies or Declaration of Trust).
  ISSUING SENIOR SECURITIES
     The Trust will not issue senior securities, except as permitted by its investment objective and policies.


  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Trust may not own securities of open-end investment companies. The Trust can acquire up to 3 per centum of the total outstanding stock of closed-end investment companies. The Trust will not be subject to any other limitations with regard to the acquisition of securities of closed-end investment companies so long as the public offering price of the Trust's Shares does not include a sales load exceeding 1-1/2 per cent. The Trust will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Trust did not borrow money or pledge securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year.
FEDERATED INCOME TRUST MANAGEMENT

   Officers and Trustees. Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Income Trust, and principal occupations, including those with , its affiliates, and the "Funds" described in the Statement of Additional Information.


John F. Donahue@*
Federated Investors Tower


Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
   Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
   28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
   Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937


Trustee
   President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
   Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
   Birthdate:  May 18, 1922
Trustee
   Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


   Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA


Birthdate:  October 11, 1932
Trustee
   Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.




Edward L. Flaherty, Jr.@
   Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
   Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


   Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
   President and Trustee


   Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
   Seacliff
562 Bellevue Avenue
New port, RI
   Birthdate:  March 16, 1942
Trustee
   Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
   Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
   Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.




John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University


Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
   President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
   Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
   Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.




J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
   Executive Vice President
   President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.




Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
   Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated        Investors; Vice
President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director


of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
   Executive Vice President and Secretary
   Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.



David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Executive Vice President, Federated Securities Corp.; Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
   @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.
   As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated ARMs Fund; Federated Equity Funds; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities


Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
TRUST OWNERSHIP
Officers and Trustees own less than 1% of the Trust's outstanding shares.
   As of March 1, 1996, the following shareholder of record owned 5% or more of the outstanding Institutional Shares of the Trust: Integra Trust Services, Pittsburgh, Pennsylvania, owned approximately 7,414,812.2350 shares (7.85%).
   As of March 1, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Trust: Charles Schwab & Co., Inc., San Francisco, California, owned approximately 766,691.0190 shares (19.22%); First National Bank & Trust of McAllister,


McAllister, Oklahoma, owned approximately 548,460.9320 shares (13.75%); Heritage Trust Company, Grand Junction, Colorado, owned approximately 455,638.3220 shares (11.42%); Signet Trust Company, Baltimore, Maryland, owned approximately 306,940.8210 shares (7.69%); and Citizens' Scholarship FOA Inc., St. Peter, Minnesota, owned approximately 263,706.5090 shares (6.61%).
TRUSTEES COMPENSATION


NAME ,                 AGGREGATE           TOTAL COMPENSATION
POSITION WITH          COMPENSATION FROM   PAID TO TRUSTEES  FROM
TRUST                  TRUST*              TRUST AND FUND COMPLEX +

John F. Donahue, Chairman  $-0-             $-0- for the Trust and
    and Trustee                             54 investment companies

Glen R. Johnson, President $-0-             $-0- for the Trust and
    and Trustee                             9 investment companies

   Thomas G. Bigley, Trustee++              $1,915     $86,331 for the Trust
and
                                            54 investment companies

   John T. Conroy, Jr., Trustee             $1,915     $115,760 for the
Trust and
                                            54 investment companies

   William J. Copeland, Trustee             $1,915     $115,760 for the
Trust and


                                            54 investment companies

   James E. Dowd, Trustee  $2,048           $115,760 for the Trust and
                                            54 investment companies

   Lawrence D. Ellis, M.D., Trustee         $2,048     $104,898 for the
Trust and
                                            54 investment companies

   Edward L. Flaherty, Jr., Trustee         $1,915     $115,760 for the
Trust and
                                            54 investment companies

   Peter E. Madden, Trustee                 $2,048     $104,898 for the
Trust and
                                            54 investment companies

   Gregor F. Meyer, Trustee$2,048           $104,898 for the Trust and
                                            54 investment companies

   John E. Murray, Jr., Trustee             $1,915     $104,898 for the
Trust and
                                            54 investment companies

   Wesley W. Posvar, Trustee                $2,048     $104,898 for the
Trust and
                                            54 investment companies


   Marjorie P. Smuts, Trustee               $2,048     $104,898 for the
Trust and
                                            54 investment companies

*Information is furnished for the fiscal year ended January 31, 1996.
+  The information provided is for the last calendar year.
++Mr. Bigley served on 39 investment companies in the Federated Funds
Complex from January 1 through     September 30, 1995.  On October 1, 1995,
he was appointed a Trustee on 15 additional Federated Funds.


TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE TRUST
The Trust's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust or any shareholder of the Trust for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


ADVISORY FEES
   For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended January 31, 1996, 1995 and 1994 the Trust's adviser earned $4,380,678, $5,793,071, and $6,861,374, respectively.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Trust's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Trust for its expenses over the limitation.
     If the Trust's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
OTHER ADVISORY SERVICES
Federated Research Corp. receives fees from certain depository institutions for providing consulting and portfolio advisory services relating to each institution's program of asset management. Federated Research Corp. may advise such clients to purchase or redeem shares of investment companies, such as the Trust, which are managed for a fee by Federated Research Corp. or other affiliates of Federated Investors such as the adviser, and may advise such clients to purchase and sell securities in the direct markets. Further, Federated Research Corp. and other affiliates of the adviser may, from time to time, provide certain consulting services and equipment to depository institutions in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
   BROKERAGE TRANSACTIONS

   When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects
brokers and dealers subject to        guidelines established by the
Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or
to the adviser and may        include:  advice as to the advisability of
investing in               securities; security analysis and reports;
economic studies; industry studies; receipt of quotations for portfolio
evaluations; and        similar services. Research services provided by
brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended January 31, 1996, 1995, 1994, the Trust paid no brokerage commissions.
   Although investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.
OTHER SERVICES

TRUST ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. For the fiscal years ended January 31, 1996, 1995 and 1994 Federated Administrative Services earned $828,876, $1,081,996 and $1,043,969, respectively. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Trust, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Services Company.


CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. It also provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
 The independent auditors for the Trust are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.
PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectus under "Investing in Institutional Shares" or "Investing in Institutional Service Shares."
   DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
With respect to the Institutional Service Shares class of the Trust, by adopting the Distribution Plan, the Board of Trustees expects that the Trust will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Trust in pursuing its investment objectives. By identifying potential investors whose needs are served by the Trust's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
   For the year ended January 31, 1996, payments in the amount of $109,203, were made pursuant to the Distribution Plan (Institutional Service Shares only), $101,882 of which was waived. In addition, for this period, the Trust paid shareholder service fees in the amount of $2,628,721 for Institutional Shares and $109,203 for Institutional Service Shares, of which $2,313,263 and $7,310 was waived, respectively.
CONVERSION TO FEDERAL FUNDS
It is the Trust's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.




DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which the net asset value is calculated by the Trust are described in the respective prospectus. DETERMINING MARKET VALUE OF SECURITIES
Market values of the Trust's portfolio securities are determined as follows:
 o according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Trust's Board of Trustees; or
 o for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Board of Trustees determines that particular circumstances of the security indicate otherwise.
REDEEMING SHARES

   The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the
re       mainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities, could receive less than the redemption value and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain U.S. government securities they already own for Shares of either class, or they may exchange a combination of securities and cash for Shares of either class. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. specifying whether the investor will receive Institutional Shares or Institutional Service Shares. The Trust will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the transfer agent.


The Trust values securities in the same manner as the Trust values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One share of the Trust will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Trust, along with the securities.
TAX CONSEQUENCES
Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.
TAX STATUS

THE TRUST'S TAX STATUS
The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:
 o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
 o derive less than 30% of its gross income from the sale of securities held less than three months;
 o invest in securities within certain statutory limits; and
 o distribute to its shareholders at least 90% of its net income earned during the year.


SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Trust is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.


TOTAL RETURN

The average annual total return for Shares of the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
   The Trust's average annual total return for Institutional Shares for the one-year, five-year and ten-year periods ended January 31, 1996 were 14.44 %, 7.59%, and 8.29%, respectively. The Trust's average annual total return for Institutional Service Shares for the for the year ended January 31, 1996 and the period from June 2, 1992 (date of Institutional Service Shares inception) to January 31, 1996, was 14.19% and 6.42%, respectively.


YIELD

The yield for both classes of Shares of the Trust is determined each day by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by either class of shares over a thirty-day period by the offering price per share by either class of shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Trust because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, performance will be reduced for those shareholders paying those fees.
   The Trust's yield for Institutional Shares for the thirty-day period ended January 31, 1996, was 6.58%. The Trust's yield for Institutional Service Shares was 6.36% for the same period.
PERFORMANCE COMPARISONS

   The performance of both classes of Shares depends upon such variables as:
 o portfolio quality;
 o average portfolio maturity;
 o type of instruments in which the portfolio is invested;
 o changes in interest rates and market value of portfolio securities;
 o changes in the Trust's expenses or either class of shares' expenses; and


 o various other factors.
   Both classes of Shares' performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:
o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.
o LEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.
o SALOMON BROTHERS 15 YEAR MORTGAGE BACKED SECURITIES INDEX includes the average of all 15 year mortgage securities which include Federal Home Loan


  Mortgage Corp. (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Government National Mortgage Association (GNMA).
o LEHMAN BROTHERS FIVE YEAR TREASURY BELLWETHER INDEX is an unmanaged index comprised of U.S. government Treasury Bonds with an average maturity of five years.
o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
In addition, the Trust will make comparisons to certain direct market securities in which it is permitted to invest. The type of security that will be used for such comparisons, and the sources of its performance are listed below.
o 5-YEAR TREASURY NOTES--Source: Wall Street Journal, Bloomberg Financial Markets, and Telerate.
Advertisements and other sales literature for both classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of Shares based on monthly reinvestment of dividends over a specified period of time.
DURATION
Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed-income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure. Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows.
When the Trust invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Trust.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.


MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.


*Source: Investment Company Institute






PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements (Filed in Part A)
          (b)  Exhibits:
               (1) Copy of the Declaration of Trust of the Registrant as amended (1.,2.,3.);
               (2)  Copy of the By-Laws of the Registrant as amended
                    (2.,5.);
                    (i) Copy of Amendment No. 2 to the By-Laws of the Registrant dated February 2, 1987 (6.);
               (3)  Not applicable;
               (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (3.);
               (5) Copy of the revised Investment Advisory Contract of the Registrant dated August 1, 1989 (9.);
               (6)  (i)  Copy of the revised Distributor's Contract (9.);
                    (ii) The Registrant hereby incorporates the conformed
                         copy of the secimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan

314199100
314199209
   8030102B (3/96)


                         Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-
                         6269).
               (7)  Not applicable;
               (8)  (i)  Copy of the Custodian Agreement of the Registrant
                         (7.);
                    (ii) Conformed Copy of Transfer Agency and Service
                         Agreement(11);


+  All exhibits have been filed electronically.

 1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1 filed December 17, 1981. (File Nos. 2-75366 and 811-3352)
 2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1 filed February 3, 1982. (File Nos. 2-75366 and 811-3352)
 3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1 dated March 17, 1982. (File Nos. 2-75366 and 811-3352)
 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 30, 1985. (File Nos. 2-75366 and 811-3352)


 6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N1-A filed March 23, 1987. (File Nos. 2-75366 and 811-3352)
 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed March 22, 1988. (File Nos. 2-75366 and 811-3352)
 9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed March 13, 1990. (File Nos. 2-75366 and 811-3352)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed March 25, 1994. (File Nos. 2-75366 and 811-3352)



Item 24.  Financial Statements and Exhibits: (Continued)
               (9)  (i)  Conformed copy of the Shareholder Services
                         Agreement of the Registrant;(12)
                    (ii) The Registrant hereby incorporates the  conformed
                    copy of the Shareholder Services   Sub-Contract between
                    National Pensions   Alliance, Ltd. and Federated
                    Shareholder    Services from Item 24(b)(9)(ii) of the
                         Federated GNMA Trust Registration  Statement on
                    Form N-1A, filed with the     Commission on March 25,
                    1996.  (File Nos.   2-75670 and 811-3375)
                    (iii)     The Registrant hereby incorporates the
                         conformed copy of the Shareholder Services   Sub-
                    Contract between Fidelity and      Federated Shareholder


                    Services from Item  24(b)(9)(iii) of the Federated GNMA
                    Trust     Registration Statement on Form N-1A, filed
                         with the Commission on March 25, 1996.       (File
                    Nos. 2-75670 and 811-3375)
               (10) Copy of the Opinion and Consent of Counsel as to
                    legality of shares being registered (10.);
               (11) (i)  Conformed copy of the Consent of   Independent
                    Public Accountants;+
               (12) Not applicable;
               (13) Initial Capital Understanding (2.);
               (14) Not applicable;
               (15) Conformed copy of Rule 12B-1 Plan;+
               (16) Schedules for Computation of Trust Performance Data
                    (8.);
               (17) Financial Data Schedules;+
               (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141)
               (19) Power of Attorney+

 + All exhibits have been filed electronically.

 2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1 filed February 3, 1982. (File Nos. 2-75366 and 811-3352)


 3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1 filed March 17, 1989. (File Nos. 2-75366 and 811-3352)
 8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed March 22, 1989. (File Nos. 2-75366 and 811-3352)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed April 1, 1992. (File Nos. 2-75366 and 811-3352)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed March 29, 1995. (File Nos. 2-75366 and 811-3352)



Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                as of March 1, 1996

          Shares of Beneficial Interest
          (no par value)

          Institutional Shares                    94,410,794.5790
          Institutional Service Shares            3,988,939.4850

Item 27.  Indemnification: (3.);


Item 28.  Business and Other Connections of Investment Adviser:


          (a)For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Trust Management - Officers and Trustees." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson, Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, Delaware 19947.

          The remaining Officers of the investment adviser are: William D. Dawson, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Gary J. Madich, and J. Alan Minteer, Senior Vice Presidents; J. Scott Albrecht, Randall A. Bauer, Jonathan C. Conley, Deborah A. Cunningham, Michael P. Donnelly, Mark E. Durbiano, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, Jeff A. Kozemchak, Marian R. Marinack, John W. McGonigle, Gregory M. Melvin, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles A. Ritter, and Christopher H. Wiles, Vice Presidents; Edward C. Gonzales, Treasurer; and John W. McGonigle, Secretary. The business address of each of the Officers of the investment adviser is Federated


          Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement under "The Funds."

Item 29.  Principal Underwriters:
(a)       Federated Securities Corp., the Distributor for shares of the
             Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years;First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress


             Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

     (b)


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and
Pittsburgh, PA 15222-3779                         Secretary



John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779



John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:



          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


                                 SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INCOME TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of March, 1996.

                           FEDERATED INCOME TRUST

               BY: /s/J. Crilley Kelly
               J. Crilley Kelly, Assistant Secretary
               Attorney in Fact for John F. Donahue
               March 27, 1996



   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/J. Crilley Kelly
   J. Crilley Kelly         Attorney In Fact      March 27, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Glen R. Johnson*            President

Edward C. Gonzales*         Vice President and Treasurer
                            (Principal Financial and
                            Accounting Officer)

Thomas J. Bigley *          Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee



James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee